Income Taxes (Details) - Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Income Tax Expense Recognized From Statutory To Effective Isr Rate Abstract
Profit before income tax		$ 1,386,884	$ 2,542,495	$ 824,105
Tax rate		30.00%	30.00%	30.00%
Income tax expense calculated at 30% statutory tax rate		$ 416,065	$ 768,749	$ 247,232
Inflation effects, net		3,536	25,039	8,333
Non-deductible expenses	[1]	148,569	5,790	5,493
Loss on valuation of warrants				255,456
Share-based payments		1,780	1,744	8,275
Other items, net		(53,030)	13,234	872
Total income tax expense		$ 516,920	$ 814,556	$ 525,661
Income tax rate		37.00%	32.00%	64.00%

[1]	Includes (i) certain payroll expenses which are partially deductible as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.